Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 04, 2017
Registrant Name	dei_EntityRegistrantName	Centerstone Investors Trust
Central Index Key	dei_EntityCentralIndexKey	0001663503
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	cit
Document Creation Date	dei_DocumentCreationDate	Aug. 04, 2017
Document Effective Date	dei_DocumentEffectiveDate	Aug. 04, 2017
Prospectus Date	rr_ProspectusDate	Jul. 31, 2017
Centerstone Investors Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section—Centerstone Investors Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Centerstone Investors Fund (the “Investors Fund”) is to seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Investors Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Investors Fund. You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the Investors Fund. More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 43 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Investors Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Investors Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Investors Fund’s performance. During the fiscal period ended March 31, 2017, the Fund’s portfolio turnover rate was 33.34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.34%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Investors Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Investors Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investors Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through March 31, 2019. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve its objective of long-term capital growth, the Investors Fund will normally invest at least 60% of its net assets in equity and equity related securities and up to 40% of its total assets in fixed income instruments (without regard to credit rating or time to maturity). The Fund may also invest in cash and cash equivalents. The Investors Fund primarily invests its assets in common stocks (and securities convertible into common stocks) of U.S. and foreign companies. The Fund may also invest in foreign and domestic preferred equity securities and American Depositary Receipts (“ADRs”). The Investors Fund may generally invest in the following fixed income securities: notes, bills and debentures, bank debt obligations, high-yield debt securities rated below investment grade, convertible securities, Rule 144A securities (Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public); and securities issued by supranational organizations and sovereign debt securities. The Investors Fund may invest up to 20% of its total assets in lower-rated or defaulted debt securities (including so-called “junk bonds”), corporate debt, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. The Investors Fund may also invest up to 10% of its total assets in precious metals such as gold or silver, or in instruments related to such precious metals such as commodity contracts, options on such contracts, structured notes and exchange-traded funds (“ETF”). Investors Fund may invest in the foregoing securities directly or gain exposure to such securities or assets indirectly by investing in ETFs or other investment companies.

The Investors Fund particularly seeks companies that have financial strength and stability, strong management and fundamental value. The Adviser will follow a global, bottom-up oriented long-term investment philosophy. The Investors Fund will focus its investments in areas where the Adviser finds the most compelling opportunities at any given moment and on situations that, in the Adviser’s opinion, have the potential for capital appreciation. The investment philosophy and strategy of the Investors Fund seeks a “margin of safety” in investments with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). In particular, a discount to “intrinsic value” is sought even for the best of businesses, with a deeper discount demanded for companies that the Adviser views as under business model, balance sheet, management or other stresses.

Investment decisions for the Investors Fund are made without regard to the capitalization (size) of the companies in which it invests. The Investors Fund may invest in any size company, including large, medium and smaller companies. Under normal circumstances, the Investors Fund anticipates it will allocate a significant amount of its net assets to foreign investments. That generally means that at least 15% of the Investors Fund’s net assets will be allocated to foreign investments (the Investors Fund expects at least 30% of its equity investments will normally be in foreign equities).

The Adviser may invest the Investors Fund’s assets in any region of the world. It may invest in companies based in emerging markets, typically in the Far East, Latin America and Eastern Europe, however, the emphasis will be in companies operating in developed countries, such as those of the U.S., Canada, Japan and Western Europe.

The Investors Fund may invest a portion of its assets in derivative instruments. These include forward contracts and futures contracts. The Investors Fund may invest in derivatives primarily to seek to hedge exposure to certain markets and securities and/or for speculative (i.e., non-hedging) purposes. The Investors Fund may seek to hedge its exposure to foreign currencies, typically through the use of foreign currency derivatives, including currency forward contracts and may engage in currency transactions with counterparties to gain or reduce exposure to certain currencies or to generate income or gains.

The Adviser will consider selling a security when it determines that such security no longer offers fundamental value or financial strength and stability.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Investors Fund. The principal risks of investing in the Investors Fund are:

• General Risks. Economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Investors Fund invests. There is risk that these and other factors may adversely affect the Investors Fund’s performance. You could lose money by investing in the Investors Fund.

• Management Risk. Management risk is the risk that the investment process used by the Investors Fund’s portfolio manager could fail to achieve the Investors Fund’s investment goal and cause an investment in the Investors Fund to lose value.

• Market Risk. The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Investors Fund invests, as well as economic, political, or social events in the United States or abroad.

• Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced. Additionally, securities that exhibit value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

• Equity Securities Risk. The Investors Fund primarily invests in common stock (and securities convertible into common stocks) and may also invest in preferred stocks and ADRs, which subjects the Investors Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Investors Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Investors Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Large-Cap Company Risk. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

• Mid-Cap Company Risk. The risk that the mid-cap companies in which the Investors Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

• Small-Cap Company Risk. The risk that the securities of small-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

• Fixed Income Risk. When the Investors Fund invests in fixed income securities (without regard to credit rating or time to maturity), the value of your investment in the Investors Fund may fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Investors Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

• Junk Bond Risk. The risk that lower-rated or defaulted debt securities may fluctuate more in price, and are less liquid than higher-rated securities because issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy.

• Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments which may affect the value of foreign securities, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries. A portion of the derivatives trades may take place on foreign markets. Neither existing SEC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets.

• Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Investors Fund owns and the Investors Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

• Gold and Precious Metals Risk. The Investors Fund may invest directly and indirectly in precious metals. Gold and other precious metals prices can be influenced by a variety of economic, financial and political factors, especially inflation, which may have an impact on the Investors Fund’s performance.

• ETF Risk. Investment in an ETF carries risks associated with the ETF’s underlying securities and market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. ETFs are also subject to investment adviser fees and other expenses, which will be indirectly paid by the Fund.

• Hedging Risk. Hedging is a strategy in which the Investors Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Investors Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Investors Fund is not required to use hedging and may choose not to do so.

• ADR Risk. ADRs are receipts issued by U.S. banks evidencing ownership in securities of foreign issuers. Securities of foreign issuers, and consequently ADRs, may decrease in value due to changes in currency exchange rates, the economic climate in the issuer’s home country or for a variety of other reasons. ADRs may be “sponsored” or “unsponsored.” Sponsored ADRs are those in which the non-U.S. company enters into an agreement directly with the U.S. depositary bank to arrange for recordkeeping, forwarding of shareholder communications, payment of dividends, and other services. An unsponsored ADR is set up without the cooperation of the non-U.S. company and may be initiated by a broker-dealer wishing to establish a U.S. trading market.

• Emerging Markets Risk. A magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

• Derivatives Risk. The Investors Fund may use derivatives (including options, futures and forward contracts) to enhance returns or hedge against market declines. The Investors Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

• Credit Risk. Credit risk is the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Investors Fund’s investment in that issuer. The Investors Fund may invest in debt instruments that are below investment grade, i.e., junk bonds, which are considered speculative, and carry a higher risk of default. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Investors Fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations.

• Limited Operating History Risk. The Investors Fund is new and has a limited history of operation. Accordingly, an investment in the Investors Fund entails a high degree of risk. There can be no assurance that the Investors Fund and the Adviser will achieve the Investors Fund’s investment objective.

• Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Investors Fund to achieve its investment objective and could increase the operating expenses of the Investors Fund.

• Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Investors Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Investors Fund or its service providers can result in, among other things, financial losses to the Investors Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Investors Fund information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Investors Fund does not directly control the cyber security measures of its service providers, financial intermediaries and companies in which it invests or with which it does business.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Investors Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As the Investors Fund does not have a full calendar year of investment operations, no performance information is presented for the Investors Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information are mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling the Fund toll-free at 877.314.9006.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As the Investors Fund does not have a full calendar year of investment operations, no performance information is presented for the Investors Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.314.9006
Centerstone Investors Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CETAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.58%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.20%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.38%	[3]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the Investors Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	633
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,034
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,580
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,064
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	633
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,034
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,580
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,064
Centerstone Investors Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CENNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.96%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.89%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.76%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.13%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 316
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	843
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,671
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,820
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	216
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	843
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,671
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,820
Centerstone Investors Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CENTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.45%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.32%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.13%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	498
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,047
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,547
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	115
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	498
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,547
Centerstone International Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section—Centerstone International Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Centerstone International Fund (the “International Fund”) is to seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Investors Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund. You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the International Fund. More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 43 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the International Fund’s performance. During the fiscal period ended March 31, 2017, the Fund’s portfolio turnover rate was 19.46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.46%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the International Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through March 31, 2019. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve its objective of long-term capital growth, normally, the International Fund invests at least 60% of its net assets in foreign (non-U.S.) equity securities. Equity securities are selected based on their price versus value, business quality and balance sheet strength, among other factors. The International Fund also may invest up to 40% of its total assets in debt instruments (including those of foreign issuers). The Fund may also invest in cash and cash equivalents. The International Fund may generally invest in the following fixed income securities: notes, bills and debentures, bank debt obligations, high-yield debt securities rated below investment grade, convertible securities, Rule 144A securities (Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public); and securities issued by supranational organizations and sovereign debt securities. The International Fund may invest in debt securities generally without regard to their credit rating or time to maturity. The International Fund may invest up to 20% of its total assets in lower-rated or defaulted debt securities (including so-called “junk bonds”), corporate debt, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. In selecting debt securities to achieve the International Fund’s investment objective, the Adviser will consider the likelihood of default and the potential for capital appreciation. The International Fund may also invest up to 10% of its total assets in precious metals such as gold or silver, or in instruments related to such precious metals such as commodity contracts, options on such contracts, structured notes and ETFs. The International Fund may invest in the foregoing securities directly or gain exposure to such securities or assets indirectly by investing in ETFs or other investment companies.

The International Fund particularly seeks companies that have financial strength and stability, strong management and fundamental value. The Adviser will follow a bottom-up oriented long-term investment philosophy. The International Fund identifies investment opportunities through intensive research of individual companies and generally does not focus or rely on current stock market conditions and other macro factors when assessing potential investment opportunities. The International Fund will focus its investments in areas where the Adviser finds the most compelling opportunities at any given moment and on situations that, in the Adviser’s opinion, have the potential for capital appreciation. The investment philosophy and strategy of the International Fund seeks a “margin of safety” in investments with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). In particular, a discount to “intrinsic value” is sought even for the best of businesses, with a deeper discount demanded for companies that the Adviser views as under business model, balance sheet, management or other stresses. For these reasons, the International Fund may seek investments in the equity securities of companies in industries that are believed to be temporarily depressed. The Adviser will consider selling a security when it determines that such security no longer offers fundamental value or financial strength and stability.

Investment decisions for the International Fund are made without regard to the capitalization (size) of the companies in which it invests. The International Fund may invest in any size company, including large, medium and smaller companies.

The International Fund will invest primarily in equity securities of companies traded in mature markets (markets that already have a number of established companies, for example, Japan, Germany and France) and may invest in countries whose economies are still developing (sometimes called “emerging markets”). The International Fund intends to invest its assets in investments that are tied economically to a number of countries throughout the world. Under normal circumstances, the Fund will invest in issuers located in at least three different countries (not including the U.S. although the Fund may also invest in U.S. issuers).

In selecting debt securities to achieve the International Fund’s investment objective, the Adviser will consider the likelihood of default and the potential for capital appreciation.

The Adviser will consider selling a security when it determines that such security no longer offers fundamental value or financial strength and stability.

The International Fund may invest a portion of its assets in derivative instruments. These include forward contracts and futures contracts. The International Fund may invest in derivatives primarily to seek to hedge exposure to certain markets and securities and/or for speculative (i.e., non-hedging) purposes. The International Fund may seek to hedge its exposure to foreign currencies, typically through the use of foreign currency derivatives, including currency forward contracts and may engage in currency transactions with counterparties to gain or reduce exposure to certain currencies or to generate income or gains.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the International Fund. The principal risks of investing in the International Fund are:

• General Risks. Economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the International Fund invests. There is risk that these and other factors may adversely affect the International Fund’s performance. You could lose money by investing in the International Fund.

• Management Risk. Management risk is the risk that the investment process used by the International Fund’s portfolio manager could fail to achieve the International Fund’s investment goal and cause an investment in the International Fund to lose value.

• Market Risk. The value of the International Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the International Fund invests, as well as economic, political, or social events in the United States or abroad.

• Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced. Additionally, securities that exhibit value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

• Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments which may affect the value of foreign securities, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries. A portion of the derivatives trades may take place on foreign markets. Neither existing SEC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets.

• Currency Risk. Changes in foreign currency exchange rates will affect the value of what the International Fund owns and the International Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

• Gold and Precious Metals Risk. The International Fund may invest directly and indirectly in precious metals. Gold and other precious metals prices can be influenced by a variety of economic, financial and political factors, especially inflation, which may have an impact on the International Fund’s performance.

• ETF Risk. Investment in an ETF carries risks associated with the ETF’s underlying securities and market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. ETFs are also subject to investment adviser fees and other expenses, which will be indirectly paid by the Fund.

• Hedging Risk. Hedging is a strategy in which the International Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the International Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The International Fund is not required to use hedging and may choose not to do so.

• Emerging Markets Risk. A magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

• Equity Securities Risk. The International Fund invests in common stock (and securities convertible into common stocks) which subjects the International Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the International Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the International Fund’s investments goes down, your investment in the International Fund decreases in value and you could lose money.

• Large-Cap Company Risk. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

• Mid-Cap Company Risk. The risk that the mid-cap companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

• Small-Cap Company Risk. The risk that the securities of small-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

• Fixed Income Risk. When the International Fund invests in fixed income securities (without regard to credit rating or time to maturity), the value of your investment in the International Fund may fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the International Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

• Junk Bond Risk. The risk that lower-rated or defaulted debt securities may fluctuate more in price, and are less liquid than higher-rated securities because issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy.

• Derivatives Risk. The International Fund may use derivatives (including futures) to enhance returns or hedge against market declines. The International Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

• Credit Risk. Credit risk is the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the International Fund’s investment in that issuer. The International Fund may invest in debt instruments that are below investment grade, i.e., junk bonds, which are considered speculative, and carry a higher risk of default. In addition, fluctuations in interest rates can affect the value of debt instruments held by the International Fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations.

• Limited Operating History Risk. The International Fund is new and has a limited history of operation. Accordingly, an investment in the International Fund entails a high degree of risk. There can be no assurance that the International Fund and the Adviser will achieve the International Fund’s investment objective.

• Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the International Fund to achieve its investment objective and could increase the operating expenses of the International Fund.

• Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the International Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the International Fund or its service providers can result in, among other things, financial losses to the International Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential International Fund information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the International Fund does not directly control the cyber security measures of its service providers, financial intermediaries and companies in which it invests or with which it does business.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the International Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As the International Fund does not have a full calendar year of investment operations, no performance information is presented for the International Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information are mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling the International Fund toll-free at 877.314.9006.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As the International Fund does not have a full calendar year of investment operations, no performance information is presented for the International Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.314.9006
Centerstone International Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CSIAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.19%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.82%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.37%	[6]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the International Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	633
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,091
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,754
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,519
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	633
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,091
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,754
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,519
Centerstone International Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CSINX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.92%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.80%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.12%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 315
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	844
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,677
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,840
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	215
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	844
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,677
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,840
Centerstone International Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CINTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.93%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.81%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.12%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	546
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,193
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,932
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	114
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	546
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,193
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,932

[1]	A maximum contingent deferred sales charge ("CDSC") of 1.00% may apply to certain redemptions of Class A shares made within the first 18 months of their purchase when an initial sales charge was not paid on the purchase.
[2]	This number represents the combined total fees and operating expenses of the acquired funds owned by the Investors Fund and is not a direct expense incurred by the Investors Fund or deducted from the Investors Fund assets. Since this number does not represent a direct operating expense of the Investors Fund, the operating expenses set forth in the Investors Fund's financial highlights do not include this figure.
[3]	Pursuant to an operating expense limitation agreement between Centerstone Investors LLC (the "Adviser") and the Centerstone Investors Trust (the "Trust"), the Adviser has agreed to waive its fees and/or absorb expenses of the Investors Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Fund do not exceed 1.35%, 2.10% and 1.10%, of the Investors Fund's average net assets, for Class A, Class C and Class I shares, respectively, through March 31, 2019. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement of any excess expense payments paid by it pursuant to the operating expense limitation agreement in future years on a rolling three year basis, as long as the reimbursement does not cause the Investors Fund's annual operating expenses to exceed the lower of the expense cap currently in place or that was in place at the time the fees were waived.
[4]	If you redeem Class C shares within 12 months after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption and will be calculated without regard to any redemption fee. When you redeem Class C shares, the redemption order is processed so that the lowest CDSC is charged. Class C shares that are not subject to a CDSC are redeemed first. In addition, you will not be charged a CDSC when you redeem shares that you acquired through reinvestment of Investors Fund dividends or capital gains. Any CDSC paid on the redemptions of Class C shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.
[5]	This number represents the combined total fees and operating expenses of the acquired funds owned by the International Fund and is not a direct expense incurred by the International Fund or deducted from the International Fund's assets. Since this number does not represent a direct operating expense of the International Fund, the operating expenses set forth in the International Fund's financial highlights do not include this figure.
[6]	Pursuant to an operating expense limitation agreement between Centerstone Investors LLC (the "Adviser") and the Trust, the Adviser has agreed to waive its fees and/or absorb expenses of the International Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the International Fund do not exceed 1.35%, 2.10% and 1.10%, of the International Fund's average net assets, for Class A, Class C and Class I shares, respectively, through March 31, 2019. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement of any excess expense payments paid by it pursuant to the operating expense limitation agreement in future years on a rolling three year basis, as long as the reimbursement does not cause the International Fund's annual operating expenses to exceed the lower of the expense cap currently in place or that was in place at the time the fees were waived.
[7]	If you redeem Class C shares within 12 months after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption and will be calculated without regard to any redemption fee. When you redeem Class C shares, the redemption order is processed so that the lowest CDSC is charged. Class C shares that are not subject to a CDSC are redeemed first. In addition, you will not be charged a CDSC when you redeem shares that you acquired through reinvestment of International Fund dividends or capital gains. Any CDSC paid on the redemptions of Class C shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.